ACCRUED WARRANTY COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
ACCRUED WARRANTY COSTS [Abstract]
Beginning balance	$ 27.5	$ 29.0
Acquired in the Transaction	28.7
Warranty provision	17.3	$ 7.1
Warranty reversal	(1.0)	(4.4)
Warranty claims	(7.3)	(0.3)
Effects of foreign currency translation	(4.2)	(3.9)
Ending balance	61.0	27.5
Thereof:
Current accrued warranty costs	43.6	10.5
Non-current accrued warranty costs	$ 17.4	$ 17.0